SUBSEQUENT EVENTS (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2025
Net loss							$ 12,537,472	$ (4,464,079)
Net cash outflows from operations							2,054,680	653,107
Accumulated deficit							24,373,902	11,287,754
Cash
Aspire Biopharma Inc [Member]
Net loss							1,309,872	359,070
Net cash outflows from operations							265,186	(11,136)
Accumulated deficit							2,777,233	1,467,361
Cash							3,633	$ 11,174
Parent Company [Member]
Net loss	$ 1,981,293	$ 15,941,328	$ 96,923	$ 230,970	$ 17,922,621	$ 327,893
Net cash outflows from operations					2,891,838	$ 249,215
Accumulated deficit	20,699,854				20,699,854		2,777,233
Working capital deficit	9,567,500				9,567,500
Cash	$ 206,233				$ 206,233		$ 3,633
Business combination proceeds									$ 265,827
Business combination additional amount									$ 3,000,000